Share based compensation (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 shares Options	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Options shares	Mar. 31, 2023 USD ($)
Share based compensation
Value of options and restricted stock units granted | $		$ 40,700	$ 317,882	$ 221,287
Number of options granted | Options	0		0
Number of RSUs granted | shares	0		0